Organization and Summary of Significant Accounting Policies (Details 11)	12 Months Ended
	Jun. 30, 2013 Supplier	Jul. 01, 2012 Supplier	Jul. 03, 2011 Supplier
Supplier Concentrations
Percentage of inventory purchases from major suppliers	38.00%	41.00%	40.00%
Number of major Suppliers	7	14	11